SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 12, 2017 USD ($) shares	Jan. 31, 2017 USD ($)	Feb. 27, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ₪ / shares	Aug. 31, 2015 $ / shares shares	Jan. 31, 2015 $ / shares shares
Subsequent Event [Line Items]
Ordinary Shares, par value per share | ₪ / shares						₪ 0.01
Offering costs					$ 146
SPA [Member]
Subsequent Event [Line Items]
Offering costs				$ 90
Shareholder [Member]
Subsequent Event [Line Items]
Shares called by warrants | shares							118,035	101,754
Warrant exercise price | $ / shares							$ 2.457	$ 2.457
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary Shares, par value per share | $ / shares			$ 0.01
Shares called by warrants | shares	1,701,616
Shares called by each warrant | shares			1
Warrant exercise price | $ / shares			$ 6.90
Selling price per unit | $ / shares			$ 6
Stock issued during period, value	$ 10,210
Stock issued during period, shares | shares	1,701,616
Aggregate consideration threshhold	$ 15,000
Subsequent Event [Member] | SPA [Member]
Subsequent Event [Line Items]
Offering costs	787
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Sale of purchased units			$ 10,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Sale of purchased units			$ 25,000
Subsequent Event [Member] | Shareholder [Member]
Subsequent Event [Line Items]
Debt instrument face amount		$ 57
Debt instrument interest rate		16.00%
Repayment of related party debt		$ 150
Subsequent Event [Member] | Principal Shareholders, Directors, and CEO [Member]
Subsequent Event [Line Items]
Stock issued during period, value	$ 1,170